INCOME TAXES	12 Months Ended
Sep. 30, 2024
Major components of tax expense (income) [abstract]
INCOME TAXES	INCOME TAXES
Components of income tax recovery are as follows:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Current tax
Current expense	$—	$30
Prior year adjustments	—	(225)
	$—	$(195)
Deferred tax
Origination and reversal of temporary differences	$(7,052)	(57,438)
Change in unrecognized temporary differences	4,666	48,344
Prior year adjustments	2,386	5,477
	$—	$(3,617)
Total income tax recovery	$—	$(3,812)

A reconciliation of income tax recovery at the statutory rate to amounts recorded in the consolidated financial statements is provided below:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Loss before income taxes	$(45,440)	$(252,413)
Statutory income tax rate	29.0%	29.0%
Tax calculated at statutory rate	(13,178)	(73,200)
Non-deductible (non-taxable) items	5,614	11,489
Change in unrecognized temporary differences	4,666	48,495
Tax rate differences and tax rate changes	512	4,152
Prior year tax adjustments	2,386	5,252
Income tax recovery	$—	$(3,812)

Recognized deferred tax assets and liabilities consist of the following:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Deferred tax assets are attributable to the following:
Non-capital losses	$10,485	$12,136
Property, plant and equipment	—	475
Other	—	114
Lease liabilities	985	1,041
Deferred tax assets	11,470	13,766
Set-off of tax	(11,470)	(13,766)
Net deferred tax asset	$—	$—

Deferred tax liabilities are attributable to the following:
Property, plant and equipment	$(375)	$(1,300)
Intangible assets	(1,773)	(2,137)
Biological assets	(2,499)	(2,832)
Inventories	(5,859)	(6,422)
Right-of-use assets	(927)	(731)
Net investment in sublease	(13)	(316)
Other	(24)	(27)
Deferred tax liabilities	(11,470)	(13,765)
Set-off of tax	11,470	13,765
Net deferred tax liability	$—	$—

The changes in temporary differences during the year ended and thirteen months ended September 30, 2024 and September 30, 2023, respectively, were as follows:

	NET BALANCE AT SEPTEMBER 30, 2023	RECOGNIZED IN PROFIT OR LOSS	NET BALANCE AT SEPTEMBER 30, 2024
Non-capital losses	$12,136	$10,485	$22,621
Property, plant and equipment	(1,557)	(1,302)	(2,859)
Intangible assets	(2,117)	(1,773)	(3,890)
Biological assets	(2,832)	(2,499)	(5,331)
Inventories	(6,328)	(5,859)	(12,187)
Lease liabilities	1,041	985	2,026
Net investment in sublease	(316)	(13)	(329)
Other	(27)	(24)	(51)
Net tax liabilities	$—	$—	$—

	NET BALANCE AT AUGUST 31, 2022	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT SEPTEMBER 30, 2023
Non-capital losses	$6,479	$5,657	$—	$12,136
Property, plant and equipment	(1,131)	(426)	—	(1,557)
Intangibles	(3,719)	1,602	—	(2,117)
Biological assets	(2,628)	(204)	—	(2,832)
Inventories	(3,165)	(3,163)	—	(6,328)
Lease liabilities	862	179	—	1,041
Net investment in sublease	(315)	(1)	—	(316)
Other	—	(27)	—	(27)
Net tax (liabilities) assets	$(3,617)	$3,617	$—	$—

As at September 30, 2024, the Company has $397,826 (September 30, 2023 - $313,727) non-capital loss carryforwards available to offset future taxable income in Canada, which begin to expire in 2035.

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
Deductible temporary differences	$93,950	$166,739
Tax losses	362,311	273,774
	$456,261	$440,513